Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,400,000,000	2,400,000,000	2,400,000,000
Common stock, shares issued	74,410,628	63,299,592	20,000,000
Common stock, shares outstanding	74,410,628	63,299,592	20,000,000